                             EXCELSIOR FUNDS, INC.
                             EXCELSIOR FUNDS TRUST
                               (the "Companies")

                              Blended Equity Fund
                                Small Cap Fund
                         Value and Restructuring Fund
                              Mid Cap Value Fund
                        Energy & Natural Resources Fund

                       Supplement dated November 9, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Companies' Domestic Equity Funds Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                                Return as of
Fund Name                       June 30, 2001
---------                       -------------
Blended Equity Fund............    (10.07)%
Small Cap Fund.................     (3.78)%
Value and Restructuring Fund...     (1.42)%
Mid Cap Value Fund.............      6.28%
Energy & Natural Resources Fund     (9.32)%

                             EXCELSIOR FUNDS, INC.
                                (the "Company")

                              Latin America Fund

                       Supplement dated November 9, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Company's International Funds Prospectus for the Latin America Fund for the six-month period ended June 30, 2001 is revised to 7.95%.

                             EXCELSIOR FUNDS, INC.
                                (the "Company")

                         Value and Restructuring Fund

                       Supplement dated November 9, 2001
                    To the Prospectus dated August 1, 2001

   The performance figure for the six-month period ended June 30, 2001 for the Company's Value and Restructuring Fund Prospectus is revised to (1.42)%.